EQUITY	12 Months Ended
Dec. 31, 2018
Disclosure of equity [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
17	EQUITY

a)	Capital stock -

At December 31, 2018, 2017 and 2016 a total of 94,382,317 shares have been issued at US$5 par value each.

b)	Treasury stock -

We present below the treasury stock owned by the Group entities at December 31, 2018, 2017 and 2016:

	2018	2017	2016

Atlantic Security Holding Corporation	14,620,846	14,620,846	14,620,846
Share-based compensation plans, Note 19	260,548	276,011	277,436
Others	1,880	5,151	17,255
	14,883,274	14,902,008	14,915,537

During 2018, 2017 and 2016, the Group purchased 133,750, 132,110 and 156,603 shares of Credicorp Ltd., respectively, for a total of US$29.3 million (equivalent to S/95.4 million), US$21.9 million (equivalent to S/71.0 million) y US$20 million (equivalent to a S/66.5 million), respectively.

c)	Reserves -

Certain Group’s subsidiaries are required to keep a reserve that equals a percentage of paid-in capital (20, 30 or 50 percent, depending on its activities and the country in which production takes place); this reserve must be constituted with annual transfers of not less than 10 percent of net profits. At December 31, 2018, 2017 and 2016, the balance of this reserves amounts approximately to S/5,179.0 million, S/4,480.3 million and S/3,987.5 million, respectively.

At the Board meetings held on February 28, 2018, February 22, 2017 and February 24, 2016, the decision was made to transfer from “Retained earnings” to “Reserves” S/2,933.6 million, S/2,355.0 million and S/2,316.4 million, respectively.

“Other reserves” include unrealized gains (losses) on fair value through other comprehensive investments (available-for-sale investments under IAS 39, at December 31, 2017 and 2016) and on cash flow hedges derivative instruments, net of deferred income tax and non-controlling interest. Movement was as follows:

	Net unrealized gains (losses):
	Reserve for investments at fair value through other comprehensive income	Reserve for available-for- sale investments	Reserve for cash flow hedges	Foreign currency translation reserve	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Balance at January 1, 2016	–	652,904	45,050	64,741	762,695
Increase in net unrealized gains on investments	–	554,869	–	–	554,869
Transfer of net realized gains on investments to profit or loss, net of realized loss	–	(75,444)	–	–	(75,444)
Transfer of the impairment loss on investments to profit or loss, Note 23	–	14,459	–	–	14,459
Change in net unrealized gains on cash flow hedges	–	–	(16,724)	–	(16,724)
Transfer of net realized losses on cash flow hedges to profit or loss	–	–	(3,676)	–	(3,676)
Foreign exchange translation	–	–	–	(26,448)	(26,448)
Balance at December 31, 2016	–	1,146,788	24,650	38,293	1,209,731
Increase in net unrealized gains on investments	–	873,868	–	–	873,868
Transfer of net realized gains on investments to profit or loss, net of realized loss	–	(517,006)	–	–	(517,006)
Transfer of the impairment loss on investments to profit or loss Note 23	–	766	–	–	766
Change in net unrealized loss on cash flow hedges	–	–	(59,709)	–	(59,709)
Transfer of net realized losses on cash flow hedges to profit or loss	–	–	2,278	–	2,278
Foreign exchange translation	–	–	–	(54,334)	(54,334)
Balance at December 31, 2017	–	1,504,416	(32,781)	(16,041)	1,455,594
Change in accounting policy, Note 3(a)(i)	1,285,458	(1,504,416)	–	–	(218,958)
Balance at December 31, 2017 - Restated	1,285,458	–	(32,781)	(16,041)	1,236,636
Decrease in net unrealized gains on investments	(562,545)	–	–	–	(562,545)
Transfer of net realized gains on investments to profit or loss, net of realized loss	(38,983)	–	–	–	(38,983)
Credit loss of investments recorded against profit or loss, Note 23	(1,909)	–	–	–	(1,909)
Change in net unrealized gains on cash flow hedges	–	–	73,263	–	73,263
Transfer of net realized losses on cash flow hedges to profit or loss	–	–	(43,643)	–	(43,643)
Foreign exchange translation	–	–	–	45,634	45,634
Balance at December 31, 2018	682,021	–	(3,161)	29,593	708,453

d)	Components of other comprehensive income -

The consolidated statement of comprehensive income includes other comprehensive income from fair value through other comprehensive income investments under IFRS 9 (available-for-sale investments under IAS 39, at December 31, 2018) and derivatives financial instruments used as cash flow hedges; their movements are as follows:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)
Investments at fair value through other comprehensive income:
Unrealized losses on investments	(583,385)	–	–
Transfer of realized gains on available-for-sale investments to profit or loss, net of realized losses	(38,983)	–	–
Transfer of expected losses on investments to profit or loss	(1,909)	–	–
Sub total	(624,277)	–	–
Non-controlling interest	(6,397)	–	–
Income tax	(11,831)	–	–
	(642,505)	–	–

Capital instruments
Unrealized gains	20,840	–	–
Non-controlling interest	(37)	–	–
Income tax	168	–	–
	20,971	–	–

Available-for-sale investments:
Unrealized gains on available-for-sale investments	–	873,868	554,869
Transfer of realized gains on available-for-sale investments to profit or loss, net of realized losses	–	(517,006)	(75,444)
Transfer of impairment losses on available-for-sale investments to profit or loss	–	766	14,459
Sub total	–	357,628	493,884
Non-controlling interest	–	4,120	1,799
Income tax	–	13,962	22,975
	–	375,710	518,658

Cash flow hedge:
Net gains (losses) on cash flow hedges	73,263	(59,709)	(16,724)
Transfer of net realized losses (gains) on cash flow hedges to profit or loss	(43,643)	2,278	(3,676)
Sub total	29,620	(57,431)	(20,400)
Non-controlling interest	679	(1,219)	585
Income tax	10,942	(18,719)	(2,294)
	41,241	(77,369)	(22,109)

Foreign exchange translation:
Exchange gains or losses	45,634	(54,334)	(26,448)
Non-controlling interest	21	107	(123)
	45,655	(54,227)	(26,571)

	2018	2017	2016
	S/(000)	S/(000)	S/(000)
Attributable to:
Credicorp's equity holders	(528,183)	245,863	447,036
Non-controlling interest	(5,734)	3,008	2,261
	(533,917)	248,871	449,297

e)	Dividend distribution -

At December 31, 2018, 2017 and 2016, Credicorp paid cash dividends, net of the effect of treasury shares, for approximately US$343.5 million, US$298.1 million and US$184.7 million, respectively (equivalent to approximately S/1,130.4 million, S/980 million and S/653.3 million, respectively). In this sense, at December 31, 2018, 2017 and 2016, cash dividend payouts per share totaled US$4.3, US$3.7 and US$2.3, respectively.

Furthermore, at the meeting of the Board of Directors held on October 25, 2017, they agreed to make an additional dividend payment, net of the effect of treasury stock, for approximately US$386.5 million (equivalent to S/1,252.3 million) from the reserves. Said dividends were paid in
November 2017
.

The Board of Directors Meeting dated February 27, 2019, agreed to declare a cash dividend of S/20.00 per common share, approximately S/1,887.6 million, corresponding to the 2018 results, which will be paid on
May 10, 2019
. The cash dividend will be paid in U.S. Dollars using the weighted exchange rate registered by the Superintendent of Banks, Insurance and Pension Funds (Superintendencia de Banca, Seguros y AFP) for the transactions at the close of business on May 8, 2019.

In accordance with current Peruvian legislation, there is no restriction for overseas remittance of dividends or the repatriation of foreign investment. At December 31, 2018 and 2017 dividends paid by the Peruvian subsidiaries to Credicorp are subject to a 5.0 percent withholding tax and at December 31, 2016, the withholding rate was 6.8 percent.

f)	Regulatory capital -

At December 31, 2018 and 2017, the regulatory capital requirement (“patrimonio efectivo” in Peru) applicable to Credicorp subsidiaries engaged in financial services and insurance activities in Peru, determined under the provisions of the Peruvian banking and insurance regulator, SBS, totals approximately S/25,063.9 million and S/21,723 million, respectively. At those dates, the Group’s regulatory requirement exceeds by approximately S/4,658.1 million and S/3,710.3 million, respectively, the minimum regulatory capital required by the SBS.